Subsequent Events, Equity Offerings (Details) - USD ($)			3 Months Ended	12 Months Ended
	Jan. 12, 2021	Jan. 05, 2021	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2018
Equity Offerings [Abstract]
Gross proceeds from issuance of common stock and warrants			$ 0	$ 39,053,325	$ 2,625,590	$ 0
Subsequent Event [Member]
Equity Offerings [Abstract]
Issuance of common stock (in shares)	137,000,000	94,750,000
Subsequent Event [Member] | January 5 Warrants [Member]
Equity Offerings [Abstract]
Number of securities called by warrants (in shares)		94,750,000
Gross proceeds from issuance of common stock and warrants		$ 18,000,000
Subsequent Event [Member] | January 12 Warrants [Member]
Equity Offerings [Abstract]
Number of securities called by warrants (in shares)	137,000,000
Gross proceeds from issuance of common stock and warrants	$ 26,000,000